UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  DECEMBER 31, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED DECEMBER 31, 2011


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA TAX EXEMPT SHORT-TERM FUND
DECEMBER 31, 2011

                                                                      (Form N-Q)

48458-0212                                   (C)2012, USAA. All rights reserved.
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PORTFOLIO OF INVESTMENTS

December 31, 2011 (unaudited)

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

PERIODIC AUCTION RESET BONDS - interest rates are reset periodically through an auction mechanism. The bonds have the option to be sold at face value at each interest rate reset date to the extent that there are sufficient bids in the auction.

ADJUSTABLE-RATE NOTES - similar to VRDNs in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., Financial Guaranty Insurance Co., National Public Finance Guarantee Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

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1  | USAA Tax Exempt Short-Term Fund
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(LIQ)    Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Bank of America, N.A., DEPFA Bank plc, Deutsche Postbank, Dexia Credit Local, Societe Generale, or Wells Fargo Bank, N.A.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following: Continental Casualty Co., Duke Realty Corp., Fannie Mae, Government National Mortgage Association, National Rural Utility Corp., or Texas Permanent School Fund.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDA      Economic Development Authority
EDC      Economic Development Corp.
ETM      Escrowed to final maturity
IDA      Industrial Development Authority/Agency
IDB      Industrial Development Board
ISD      Independent School District
USD      Unified School District

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                                                   Portfolio of Investments |  2

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PORTFOLIO OF INVESTMENTS

USAA TAX EXEMPT SHORT-TERM FUND
December 31, 2011 (unaudited)

PRINCIPAL                                                                                       MARKET
AMOUNT                                                          COUPON            FINAL          VALUE
(000)       SECURITY                                              RATE         MATURITY          (000)
------------------------------------------------------------------------------------------------------
            FIXED-RATE INSTRUMENTS (49.7%)

            ALABAMA (0.4%)
$   1,165   Montgomery Medical Clinic Board                       4.50%       3/01/2012     $    1,168
    1,265   Montgomery Medical Clinic Board                       4.50        3/01/2013          1,288
    1,200   Montgomery Medical Clinic Board                       4.50        3/01/2014          1,235
    2,480   Montgomery Medical Clinic Board                       4.50        3/01/2015          2,571
    2,595   Montgomery Medical Clinic Board                       4.50        3/01/2016          2,705
                                                                                            ----------
                                                                                                 8,967
                                                                                            ----------
            ARIZONA (0.7%)
    1,350   Health Facilities Auth.                               4.00        4/01/2012          1,360
    2,405   Mohave County IDA                                     6.75        5/01/2012          2,423
    1,000   Pinal County Correctional Facilities IDA (INS)        5.25       10/01/2012          1,018
    1,000   Pinal County Correctional Facilities IDA (INS)        5.25       10/01/2013          1,036
    1,710   Pinal County Correctional Facilities IDA (INS)        5.25       10/01/2014          1,790
    5,365   State (INS)                                           5.00       10/01/2015          6,018
                                                                                            ----------
                                                                                                13,645
                                                                                            ----------
            CALIFORNIA (4.5%)
    5,000   Golden Empire Schools Financing Auth.                 4.00        5/01/2012          5,057
    5,000   Golden State Tobacco Securitization Corp.             5.00        6/01/2015          5,258
    7,000   Golden State Tobacco Securitization Corp.             5.00        6/01/2016          7,385
    3,000   Golden State Tobacco Securitization Corp.             5.00        6/01/2017          3,117
    5,000   Irvine USD Community Facilities District (INS)        5.00        9/01/2014          5,424
    3,730   Irvine USD Community Facilities District (INS)        5.00        9/01/2015          4,136
    5,885   Irvine USD Community Facilities District (INS)        5.00        9/01/2016          6,643
   14,785   Public Works Board                                    5.00       10/01/2015         16,508
    2,000   Salinas USD (INS)                                     4.21 (a)    6/01/2014          1,900
    1,000   Salinas USD (INS)                                     4.21 (a)   10/01/2014            942
   15,000   State                                                 5.00       10/01/2017         17,767
   17,500   Statewide Communities Dev. Auth.                      5.00        6/15/2013         18,545
                                                                                            ----------
                                                                                                92,682
                                                                                            ----------
            COLORADO (0.9%)
      220   Beacon Point Metropolitan District (LOC -
              Compass Bank)                                       4.38       12/01/2015            221
    1,865   Denver Health and Hospital Auth.                      5.00       12/01/2014          1,966
    1,000   Denver Health and Hospital Auth.                      5.00       12/01/2015          1,066
    1,475   Denver Health and Hospital Auth.                      5.00       12/01/2016          1,588
    2,000   Health Facilities Auth.                               5.00        6/01/2012          2,028
    1,335   Health Facilities Auth.                               5.00        6/01/2013          1,390
    2,000   Health Facilities Auth.                               5.00        6/01/2015          2,152
      110   Health Facilities Auth. (ETM)                         5.00       11/15/2015            128
    1,890   Health Facilities Auth.                               5.00       11/15/2015          2,133
      160   Health Facilities Auth. (ETM)                         5.00       11/15/2016            192
    2,840   Health Facilities Auth.                               5.00       11/15/2016          3,270
    1,730   High Plains Metropolitan District (LOC -
              Compass Bank)                                       4.38       12/01/2015          1,771
                                                                                            ----------
                                                                                                17,905
                                                                                            ----------

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3  | USAA Tax Exempt Short-Term Fund
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
PRINCIPAL                                                                                       MARKET
AMOUNT                                                          COUPON            FINAL          VALUE
(000)       SECURITY                                              RATE         MATURITY          (000)
------------------------------------------------------------------------------------------------------
            DISTRICT OF COLUMBIA (0.2%)
$   3,215   Community Academy (INS)                               4.50%       5/01/2017     $    3,051
                                                                                            ----------
            FLORIDA (2.8%)
    1,000   Highlands County Health Facilities                    5.00       11/15/2014          1,109
    1,000   Highlands County Health Facilities                    5.00       11/15/2015          1,127
    3,500   Highlands County Health Facilities                    5.00       11/15/2016          4,009
    1,235   Highlands County Health Facilities                    5.00       11/15/2016          1,415
   10,000   Hurricane Catastrophe Fund Finance Corp.              5.00        7/01/2014         10,813
    7,500   Miami-Dade County IDA                                 3.75       12/01/2018          7,878
    2,000   Orange County Health Facilities Auth.                 5.00       10/01/2013          2,116
    1,200   Orange County Health Facilities Auth.                 5.00       10/01/2016          1,326
    2,000   Palm Beach County School Board (INS)                  5.00        8/01/2015          2,246
    3,290   Palm Beach County School Board                        5.50        8/01/2015          3,752
   10,000   Sunshine State Governmental Financing
              Commission                                          5.00        9/01/2017         11,213
    8,975   Sunshine State Governmental Financing
              Commission                                          5.00        9/01/2018         10,122
                                                                                            ----------
                                                                                                57,126
                                                                                            ----------
            GEORGIA (0.3%)
    3,000   Fulton County Dev. Auth.                              4.00       11/15/2016          3,263
    3,000   Municipal Electric Auth. of Georgia                   5.00        1/01/2016          3,409
                                                                                            ----------
                                                                                                 6,672
                                                                                            ----------
            GUAM (0.1%)
    1,000   Education Financing Foundation                        4.00       10/01/2013          1,000
      760   Education Financing Foundation                        5.00       10/01/2014            776
                                                                                            ----------
                                                                                                 1,776
                                                                                            ----------
            ILLINOIS (3.8%)
      630   Chicago                                               6.13       12/01/2012            643
   20,000   Chicago (INS)                                         3.18 (a)    1/01/2018         16,682
   15,000   Chicago Board of Education (INS)                      2.54 (a)   12/01/2013         14,568
    7,140   Finance Auth.                                         4.50        2/15/2016          7,592
    3,720   Finance Auth.                                         5.25        5/01/2016          3,968
    5,940   Finance Auth.                                         4.50        2/15/2017          6,344
    2,410   Finance Auth.                                         5.00        8/15/2018          2,665
      655   Housing Dev. Auth.                                    4.15        1/01/2014            676
      130   Housing Dev. Auth.                                    4.20        1/01/2014            136
      595   Housing Dev. Auth.                                    4.15        7/01/2014            618
      750   Housing Dev. Auth.                                    4.20        7/01/2015            782
      400   Housing Dev. Auth.                                    4.30        1/01/2016            417
      140   Housing Dev. Auth.                                    4.35        1/01/2016            150
    5,000   Railsplitter Tobacco Settlement Auth.                 5.00        6/01/2016          5,594
    6,500   Railsplitter Tobacco Settlement Auth.                 5.00        6/01/2018          7,204
    3,000   State (INS)                                           5.00        1/01/2016          3,339
    5,000   State                                                 4.50        6/15/2016          5,668
                                                                                            ----------
                                                                                                77,046
                                                                                            ----------
            INDIANA (2.9%)
   10,000   Finance Auth.                                         4.90        1/01/2016         10,971
    7,715   Hammond                                               3.00        1/03/2012          7,716
    2,060   Health and Educational Facility Auth.                 5.00        2/15/2013          2,145
   20,000   Jasper County (INS)                                   5.60       11/01/2016         22,734
    3,750   Port Commission                                       4.10        5/01/2012          3,792
   10,000   Whiting Environmental Facilities                      5.00        7/01/2017         11,514
                                                                                            ----------
                                                                                                58,872
                                                                                            ----------

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                                                   Portfolio of Investments |  4

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
PRINCIPAL                                                                                       MARKET
AMOUNT                                                          COUPON            FINAL          VALUE
(000)       SECURITY                                              RATE         MATURITY          (000)
------------------------------------------------------------------------------------------------------
            IOWA (0.5%)
$  10,000   Finance Auth. (INS)                                   5.00%       7/01/2014     $   10,862
                                                                                            ----------
            KANSAS (0.1%)
    2,000   La Cygne (INS)                                        4.05        3/01/2015          2,180
                                                                                            ----------
            LOUISIANA (0.4%)
    1,500   Office Facilities Corp.                               5.00        3/01/2016          1,689
    2,500   Offshore Terminal Auth.                               5.25        9/01/2016          2,630
    3,455   Public Facilities Auth.                               2.88       11/01/2015          3,520
                                                                                            ----------
                                                                                                 7,839
                                                                                            ----------
            MARYLAND (0.5%)
   10,000   Anne Arundel County                                   4.10        7/01/2014         10,112
      200   Health and Higher Education Facilities Auth.,
              acquired 3/05/2003, cost $200 (b)                   5.00        2/01/2013            207
                                                                                            ----------
                                                                                                10,319
                                                                                            ----------
            MASSACHUSETTS (0.9%)
   11,500   Dev. Finance Agency                                   2.88       10/01/2014         11,971
      600   Dev. Finance Agency                                   5.00        1/01/2015            640
      630   Dev. Finance Agency                                   5.00        1/01/2016            681
      835   Dev. Finance Agency                                   5.00        1/01/2017            912
    1,065   Dev. Finance Agency                                   5.00        1/01/2018          1,169
    1,395   Dev. Finance Agency                                   5.00        1/01/2019          1,524
    2,015   Health and Educational Facilities Auth.               5.00        7/01/2016          2,206
                                                                                            ----------
                                                                                                19,103
                                                                                            ----------
            MICHIGAN (0.6%)
    4,950   Dickinson County EDC                                  5.75        6/01/2016          5,023
    2,165   Grand Traverse County Hospital Finance Auth.          5.00        7/01/2018          2,421
    2,625   Grand Traverse County Hospital Finance Auth.          5.00        7/01/2019          2,919
    1,000   Hospital Finance Auth.                                5.00       11/15/2014          1,077
    1,000   Hospital Finance Auth.                                5.00       11/15/2015          1,093
                                                                                            ----------
                                                                                                12,533
                                                                                            ----------
            MINNESOTA (0.7%)
    5,000   Agricultural and Economic Development Board (c)       4.75        2/15/2015          5,141
    1,335   Agricultural and Economic Development Board (INS)     5.00        2/15/2015          1,473
      565   Agricultural and Economic Development Board (INS)     5.00        2/15/2016            638
    1,000   Higher Education Facilities Auth.                     4.00        4/01/2015          1,090
      250   St. Paul Housing and Redevelopment Auth.              5.00        5/15/2013            261
      250   St. Paul Housing and Redevelopment Auth.              5.00        5/15/2014            266
      250   St. Paul Housing and Redevelopment Auth.              5.00        5/15/2015            270
      300   St. Paul Housing and Redevelopment Auth.              5.00        5/15/2016            330
      325   St. Paul Housing and Redevelopment Auth.              5.25        5/15/2017            362
    2,015   Tobacco Securitization Auth.                          5.00        3/01/2019          2,277
    2,000   Tobacco Securitization Auth.                          5.00        3/01/2020          2,263
                                                                                            ----------
                                                                                                14,371
                                                                                            ----------
            MISSISSIPPI (0.6%)
    1,500   Hospital Equipment and Facilities Auth.               5.00        8/15/2013          1,581
    2,280   Hospital Equipment and Facilities Auth.               5.00        8/15/2014          2,450
    4,330   Hospital Equipment and Facilities Auth.               5.00       12/01/2014          4,574
    1,000   Hospital Equipment and Facilities Auth.               5.00        8/15/2015          1,093

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5  | USAA Tax Exempt Short-Term Fund

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
PRINCIPAL                                                                                       MARKET
AMOUNT                                                          COUPON            FINAL          VALUE
(000)       SECURITY                                              RATE         MATURITY          (000)
------------------------------------------------------------------------------------------------------
$   2,000   Hospital Equipment and Facilities Auth.               5.00%       8/15/2016     $    2,221
                                                                                            ----------
                                                                                                11,919
                                                                                            ----------
            MISSOURI (1.2%)
    1,135   Cape Girardeau County IDA                             5.00        6/01/2014          1,187
    1,000   Cape Girardeau County IDA                             5.00        6/01/2017          1,075
    6,000   Environmental Improvement and Energy
                 Resources Auth.                                  4.00        1/02/2012          6,001
    1,750   Fenton                                                5.00        4/01/2012          1,766
    1,055   Joint Municipal Electric Utility Commission (INS)     5.00        1/01/2015          1,138
    5,500   Riverside IDA (INS)                                   4.50        5/01/2016          5,830
    7,150   St. Louis Airport (INS)                               5.00        7/01/2013          7,517
                                                                                            ----------
                                                                                                24,514
                                                                                            ----------
            NEW HAMPSHIRE (0.3%)
    6,000   Strafford County                                      5.50        2/19/2012          6,004
                                                                                            ----------
            NEW JERSEY (4.7%)
   10,000   EDA                                                   5.25        9/01/2019         11,978
    5,055   Health Care Facilities Financing Auth.                4.00       11/15/2016          5,378
    2,000   Health Care Facilities Financing Auth.                5.00        7/01/2018          2,280
    2,000   Health Care Facilities Financing Auth.                5.00        7/01/2019          2,274
    2,000   Health Care Facilities Financing Auth.                5.00        7/01/2020          2,278
    5,761   Jersey City                                           3.50        4/19/2012          5,778
   12,044   Jersey City                                           3.50        4/19/2012         12,073
   15,000   New Jersey Transportation Trust Fund Auth.            5.25       12/15/2017         17,049
    7,105   Newark                                                3.50       12/13/2012          7,159
    3,439   Newark                                                3.50       12/13/2012          3,465
    6,962   Newark                                                3.50       12/13/2012          7,015
    9,745   Tobacco Settlement Financing Corp.                    5.00        6/01/2014         10,297
    9,640   Transit Corp.                                         5.75        9/15/2014          9,870
                                                                                            ----------
                                                                                                96,894
                                                                                            ----------
            NEW MEXICO (0.1%)
    1,165   Jicarilla Apache Nation (c)                           5.00        9/01/2013          1,210
    1,730   Sandoval County                                       4.00        6/01/2015          1,787
                                                                                            ----------
                                                                                                 2,997
                                                                                            ----------
            NEW YORK (10.9%)
    1,000   Albany IDA                                            5.50       11/15/2012          1,029
    1,000   Albany IDA                                            5.50       11/15/2013          1,055
    3,500   Albany IDA                                            4.25       11/15/2014          3,641
    4,480   Albany IDA                                            5.00       11/15/2015          4,815
    7,500   Binghamton                                            2.50        2/03/2012          7,505
   10,000   Broome County                                         2.00       11/30/2012         10,094
    5,000   Colonie                                               3.50        5/04/2012          5,015
    1,000   Dormitory Auth.                                       3.00        7/01/2013          1,010
    3,710   Dormitory Auth.                                       5.00        7/01/2013          3,902
    1,000   Dormitory Auth.                                       5.00        7/01/2013          1,052
    1,865   Dormitory Auth.                                       5.00        7/01/2014          1,970
    3,010   Dormitory Auth.                                       5.00        7/01/2014          3,234
    5,000   Dormitory Auth.                                       5.20        2/15/2015          5,016
    4,095   Dormitory Auth.                                       5.00        7/01/2015          4,477
    3,145   Dormitory Auth.                                       5.00        7/01/2015          3,439
    2,000   Dormitory Auth.                                       4.00        8/15/2015          2,187
      720   Dormitory Auth.                                       4.00        2/15/2016            793
    3,295   Dormitory Auth.                                       5.00        7/01/2016          3,665
    2,000   Dormitory Auth.                                       5.00        7/01/2016          2,176
      865   East Rochester Housing Auth. (NBGA)                   3.75       12/20/2012            872
    4,565   Gloversville City School District                     2.50        1/20/2012          4,566
    3,000   Long Island Power Auth.                               5.25        6/01/2014          3,297

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                                                   Portfolio of Investments |  6

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
PRINCIPAL                                                                                       MARKET
AMOUNT                                                          COUPON            FINAL          VALUE
(000)       SECURITY                                              RATE         MATURITY          (000)
------------------------------------------------------------------------------------------------------
$  20,000   New York City                                         5.00%       8/01/2016     $   23,386
    6,750   Ramapo                                                2.00        6/01/2012          6,780
   14,200   Ramapo                                                2.00       10/01/2012         14,317
    6,000   Ramapo                                                2.00       12/05/2012          6,042
   10,000   Rockland County                                       1.75        6/22/2012         10,006
   18,000   Rockland County                                       2.25        9/21/2012         18,077
   15,000   Roosevelt Union Free School District                  2.00        9/27/2012         15,072
   15,000   Schenectady                                           2.00        5/18/2012         15,058
    2,500   Suffolk County EDC                                    5.00        7/01/2019          2,848
    2,640   Suffolk County EDC                                    5.00        7/01/2020          2,982
   16,000   Utica School District                                 2.00        7/26/2012         16,073
    3,000   Westchester County Health Care Corp.                  5.00       11/01/2015          3,314
    3,930   Yonkers                                               5.00       10/01/2017          4,400
    7,310   Yonkers                                               5.00       10/01/2018          8,204
                                                                                            ----------
                                                                                               221,369
                                                                                            ----------
            NORTH CAROLINA (0.4%)
    2,000   Eastern Municipal Power Agency                        5.00        1/01/2016          2,284
    2,100   Medical Care Commission                               4.38        7/01/2017          2,221
    3,855   Medical Care Commission                               5.00        7/01/2018          4,395
                                                                                            ----------
                                                                                                 8,900
                                                                                            ----------
            OHIO (0.8%)
    4,515   American Municipal Power, Inc.                        5.00        2/15/2017          5,167
    4,500   Buckeye Tobacco Settlement Financing Auth.            5.00        6/01/2015          4,774
    1,530   Hancock County                                        4.00       12/01/2016          1,614
    1,875   Hancock County                                        4.25       12/01/2017          2,006
    1,865   Miami County                                          5.25        5/15/2012          1,892
                                                                                            ----------
                                                                                                15,453
                                                                                            ----------
            OKLAHOMA (0.2%)
    2,150   Cherokee Nation (INS) (c)                             4.30       12/01/2016          2,313
    1,000   Norman Regional Hospital Auth. (INS)                  5.00        9/01/2013          1,015
    1,090   Norman Regional Hospital Auth. (INS)                  5.00        9/01/2014          1,110
                                                                                            ----------
                                                                                                 4,438
                                                                                            ----------
            PENNSYLVANIA (2.1%)
   12,250   Allegheny County Hospital Dev. Auth.                  5.00        5/15/2016         13,972
    1,065   Delaware County                                       4.00       10/01/2015          1,119
    1,110   Delaware County                                       4.00       10/01/2016          1,173
    1,155   Delaware County                                       5.00       10/01/2017          1,277
    1,195   Delaware County                                       5.00       10/01/2018          1,325
    4,000   EDA                                                   2.75        9/01/2013          4,081
    3,740   Higher Educational Facilities Auth.                   5.00        5/15/2016          4,274
    1,500   Montgomery County IDA                                 5.00       11/15/2016          1,613
    2,000   Montgomery County IDA                                 5.00       11/15/2017          2,133
    5,175   St. Mary Hospital Auth.                               4.00       11/15/2016          5,584
    5,170   St. Mary Hospital Auth.                               4.00       11/15/2016          5,579
                                                                                            ----------
                                                                                                42,130
                                                                                            ----------
            PUERTO RICO (0.7%)
   14,000   Government Dev. Bank                                  4.75       12/01/2015         14,418
                                                                                            ----------
            SOUTH CAROLINA (2.4%)
   23,000   Berkeley County                                       4.88       10/01/2014         24,493
    2,125   Georgetown County                                     5.13        2/01/2012          2,131
    1,555   Jobs EDA (INS)                                        4.05        4/01/2013          1,581
    1,000   Lexington County Health Services District, Inc.       5.00       11/01/2014          1,096
    3,950   Piedmont Municipal Power Agency                       5.00        1/01/2015          4,378
    7,715   Piedmont Municipal Power Agency                       5.00        1/01/2016          8,762

================================================================================

7  | USAA Tax Exempt Short-Term Fund

================================================================================

PRINCIPAL                                                                                       MARKET
AMOUNT                                                          COUPON            FINAL          VALUE
(000)       SECURITY                                              RATE         MATURITY          (000)
------------------------------------------------------------------------------------------------------
$   4,000   Richland County                                       4.60%       9/01/2012     $    4,084
    1,485   SCAGO Educational Facilities Corp. (INS)              4.00       12/01/2016          1,546
    1,335   Tobacco Settlement Revenue Management
              Auth.                                               5.00        6/01/2018          1,337
                                                                                            ----------
                                                                                                49,408
                                                                                            ----------
            TENNESSEE (0.1%)
    2,750   Shelby County Health, Educational, and
              Housing Facility Board                              5.00        9/01/2014          3,022
                                                                                            ----------
            TEXAS (2.9%)
    5,170   Brazos River Auth.                                    4.90       10/01/2015          5,514
    3,000   Dallas Fort Worth International Airport               5.00       11/01/2016          3,493
    1,335   Gregg County Health Facilities Dev. Corp.             5.00       10/01/2015          1,393
    2,105   Gregg County Health Facilities Dev. Corp.             5.00       10/01/2016          2,219
    6,035   Harris County Cultural Education Facilities           5.00        2/15/2015          6,653
    4,500   Harris County Cultural Education Facilities           5.00        2/15/2016          5,060
      760   Midlothian Dev. Auth. (INS)                           5.00       11/15/2012            777
      535   Midlothian Dev. Auth. (INS)                           5.00       11/15/2013            555
      560   Midlothian Dev. Auth. (INS)                           5.00       11/15/2014            586
      390   Midlothian Dev. Auth. (INS)                           5.00       11/15/2015            409
    1,220   Northwest ISD (NBGA)                                  4.01 (a)    2/15/2013          1,211
    1,000   Northwest ISD (NBGA)                                  4.07 (a)    2/15/2014            982
    1,000   San Leanna Education Facilities Corp.                 5.00        6/01/2013          1,044
    1,585   San Leanna Education Facilities Corp.                 5.00        6/01/2017          1,777
    1,155   Tarrant County Cultural Education Facilities
              Finance Corp.                                       5.25       11/15/2012          1,167
    1,220   Tarrant County Cultural Education Facilities
              Finance Corp.                                       5.00       11/15/2013          1,278
    1,100   Tarrant County Cultural Education Facilities
              Finance Corp.                                       5.25       11/15/2013          1,121
      870   Tarrant County Cultural Education Facilities
              Finance Corp.                                       4.63       11/15/2014            900
    1,265   Tarrant County Cultural Education Facilities
              Finance Corp.                                       5.25       11/15/2014          1,294
    1,470   Tarrant County Cultural Education Facilities
              Finance Corp.                                       5.00        5/15/2015          1,542
    1,250   Tarrant County Cultural Education Facilities
              Finance Corp.                                       5.75       11/15/2015          1,281
    1,000   Tarrant County Cultural Education Facilities
              Finance Corp.                                       5.00       11/15/2017          1,097
    2,810   Tyler Health Facilities Dev. Corp.                    5.00       11/01/2013          2,928
    4,575   Tyler Health Facilities Dev. Corp.                    5.00       11/01/2014          4,823
    3,360   Tyler Health Facilities Dev. Corp.                    5.00       11/01/2015          3,569
    6,155   Tyler Health Facilities Dev. Corp.                    5.25       11/01/2016          6,633
                                                                                            ----------
                                                                                                59,306
                                                                                            ----------
            U.S. VIRGIN ISLANDS (0.5%)
    1,000   Water and Power Auth.                                 4.00        7/01/2012          1,012
    2,250   Water and Power Auth.                                 4.75        7/01/2015          2,402
    2,700   Water and Power Auth.                                 4.75        7/01/2016          2,917
    2,800   Water and Power Auth.                                 4.75        7/01/2017          3,061
                                                                                            ----------
                                                                                                 9,392
                                                                                            ----------
            VIRGINIA (1.5%)
   18,665   Chesapeake Port Facility IDA                          3.90        3/01/2013         19,165
    3,200   Housing Dev. Auth.                                    3.05        3/01/2018          3,302
    3,200   Housing Dev. Auth.                                    3.05        9/01/2018          3,306

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                       MARKET
AMOUNT                                                          COUPON            FINAL          VALUE
(000)       SECURITY                                              RATE         MATURITY          (000)
------------------------------------------------------------------------------------------------------
$   4,964   Marquis Community Dev. Auth., acquired
              11/16/2007, cost $4,964 (b),(c),(d)                 5.10%       9/01/2013     $    3,834
                                                                                            ----------
                                                                                                29,607
                                                                                            ----------
            Total Fixed-Rate Instruments (cost: $974,449)                                    1,014,720
                                                                                            ----------
            PUT BONDS (24.5%)

            ALABAMA (1.2%)
   10,000   Chatom IDB (NBGA)                                     0.75        8/01/2037         10,003
    8,000   East Alabama Health Care Auth.                        5.00        9/01/2033          8,349
    5,000   Mobile IDB                                            5.00        6/01/2034          5,576
                                                                                            ----------
                                                                                                23,928
                                                                                            ----------
            ARIZONA (1.8%)
   20,400   Maricopa County Pollution Control Corp.               4.00        6/01/2043         20,745
   15,000   Navajo County                                         5.50        6/01/2034         16,139
                                                                                            ----------
                                                                                                36,884
                                                                                            ----------
            CALIFORNIA (2.6%)
    5,585   Economic Recovery                                     4.00        7/01/2023          6,006
   11,875   Economic Recovery                                     5.00        7/01/2023         13,057
    5,000   Health Facilities Financing Auth.                     5.00        7/01/2027          5,396
    2,000   Municipal Finance Auth.                               0.90        9/01/2021          2,000
    8,000   Municipal Finance Auth.                               2.38        2/01/2039          8,075
    7,000   Sacramento USD (INS)                                  3.10 (e)    3/01/2040          6,967
    5,000   Statewide Communities Dev. Auth. (INS)                4.10        4/01/2028          5,201
    5,775   Statewide Communities Dev. Auth.                      3.85       11/01/2029          5,861
                                                                                            ----------
                                                                                                52,563
                                                                                            ----------
            COLORADO (1.1%)
   10,000   E-470 Public Highway Auth.                            2.82 (e)    9/01/2039         10,008
   10,500   Health Facilities Auth.                               4.00       10/01/2040         11,619
                                                                                            ----------
                                                                                                21,627
                                                                                            ----------
            CONNECTICUT (0.0%)
    1,000   Dev. Auth.                                            5.75        6/01/2026          1,004
                                                                                            ----------
            FLORIDA (1.8%)
    5,000   Highlands County Health Facilities Auth.              3.95       11/15/2032          5,115
    7,610   Hillsborough County IDA (INS)                         5.00       12/01/2034          7,677
    8,075   Miami-Dade County Health Facilities Auth. (INS)       4.55        8/01/2046          8,417
    5,000   Miami-Dade County IDA                                 4.00       10/01/2018          5,318
    6,000   Miami-Dade County School Board                        5.00        5/01/2032          6,615
    2,500   Palm Beach County School Board                        5.00        8/01/2032          2,824
                                                                                            ----------
                                                                                                35,966
                                                                                            ----------
            GEORGIA (0.4%)
    8,000   Burke County Dev. Auth.                               2.50        1/01/2040          8,124
                                                                                            ----------
            ILLINOIS (0.8%)
    1,250   Educational Facilities Auth.                          4.13        3/01/2030          1,359
    1,250   Educational Facilities Auth.                          4.13        3/01/2030          1,289
   10,000   Educational Facilities Auth.                          4.45        3/01/2034         10,736
    2,500   Educational Facilities Auth.                          3.40       11/01/2036          2,622
                                                                                            ----------
                                                                                                16,006
                                                                                            ----------

================================================================================

9  | USAA Tax Exempt Short-Term Fund

================================================================================

PRINCIPAL                                                                                       MARKET
AMOUNT                                                          COUPON            FINAL          VALUE
(000)       SECURITY                                              RATE         MATURITY          (000)
------------------------------------------------------------------------------------------------------
            INDIANA (0.4%)
$   3,460   Plainfield (NBGA)                                     4.88%       2/01/2035     $    3,526
    5,000   Whiting Environmental Facilities                      2.80        6/01/2044          5,162
                                                                                            ----------
                                                                                                 8,688
                                                                                            ----------
            KENTUCKY (0.1%)
    3,000   Louisville/Jefferson County                           1.90       10/01/2033          3,010
                                                                                            ----------
            LOUISIANA (0.5%)
   10,000   De Soto Parish                                        3.25        1/01/2019         10,358
                                                                                            ----------
            MASSACHUSETTS (0.5%)
   10,000   Health and Educational Facilities Auth.               4.13       10/01/2037         10,051
                                                                                            ----------
            MICHIGAN (1.0%)
   10,000   Hospital Finance Auth.                                5.50       12/01/2034         10,840
    8,000   Strategic Fund Ltd.                                   5.25        8/01/2029          8,751
                                                                                            ----------
                                                                                                19,591
                                                                                            ----------
            NEVADA (0.2%)
    4,835   Clark County                                          5.45        3/01/2038          5,055
                                                                                            ----------
            NEW JERSEY (1.1%)
   16,200   EDA                                                   0.70       12/01/2021         16,200
    5,000   EDA                                                   5.00        9/01/2029          5,551
                                                                                            ----------
                                                                                                21,751
                                                                                            ----------
            NEW MEXICO (0.9%)
   11,600   Farmington                                            2.88        4/01/2029         12,009
    6,500   Farmington (INS)                                      4.00        6/01/2032          6,587
                                                                                            ----------
                                                                                                18,596
                                                                                            ----------
            OHIO (1.4%)
    5,000   Air Quality Dev. Auth.                                2.25       12/01/2023          5,020
   10,000   Air Quality Dev. Auth.                                4.75        8/01/2029         10,172
    4,000   Air Quality Dev. Auth.                                3.88       12/01/2038          4,142
    7,405   Ohio Water Dev. Auth.                                 3.38        7/01/2033          7,585
    1,400   Water Dev. Auth.                                      3.00       10/01/2033          1,404
                                                                                            ----------
                                                                                                28,323
                                                                                            ----------
            PENNSYLVANIA (2.9%)
   10,000   Beaver County IDA                                     4.75        8/01/2020         10,974
    9,500   Beaver County IDA                                     3.00       10/01/2047          9,537
   10,000   Economic Dev. Financing Auth.                         2.63       12/01/2033         10,138
   17,500   Economic Dev. Financing Auth.                         3.00       12/01/2038         17,867
    3,000   Economic Dev. Financing Auth.                         3.00       12/01/2038          3,082
    3,100   EDA                                                   5.00       12/01/2042          3,154
    4,500   Pittsburgh Water and Sewer Auth. (INS)                2.63        9/01/2035          4,543
                                                                                            ----------
                                                                                                59,295
                                                                                            ----------
            TEXAS (2.8%)
    5,250   Gateway Public Facility Corp. (NBGA)                  4.55        7/01/2034          5,671
    5,000   Matagorda County                                      1.13        6/01/2030          5,006
    7,000   Mission EDC                                           1.05        1/01/2020          7,000
   12,000   North Texas Tollway Auth.                             5.75        1/01/2038         13,790
   15,000   North Texas Tollway Auth.                             5.00        1/01/2042         15,620

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                       MARKET
AMOUNT                                                          COUPON            FINAL          VALUE
(000)       SECURITY                                              RATE         MATURITY          (000)
------------------------------------------------------------------------------------------------------
$   9,145   Northside ISD (NBGA)                                  4.10%       6/01/2035     $    9,284
                                                                                            ----------
                                                                                                56,371
                                                                                            ----------
            VIRGINIA (0.4%)
    8,000   Louisa IDA                                            5.38       11/01/2035          8,585
                                                                                            ----------
            WEST VIRGINIA (0.6%)
    7,000   EDA                                                   4.85        5/01/2019          7,360
    5,000   EDA                                                   3.13        3/01/2043          5,166
                                                                                            ----------
                                                                                                12,526
                                                                                            ----------
            WISCONSIN (1.3%)
   10,000   Health and Educational Facilities Auth.               4.75        8/15/2025         10,705
   14,350   Health and Educational Facilities Auth.               5.13        8/15/2027         15,970
                                                                                            ----------
                                                                                                26,675
                                                                                            ----------
            WYOMING (0.7%)
   14,000   Sweetwater County                                     3.90       12/01/2014         14,709
                                                                                            ----------
            Total Put Bonds (cost: $481,665)                                                   499,686
                                                                                            ----------
            ADJUSTABLE-RATE NOTES (0.3%)

            FLORIDA (0.3%)
    7,000   Citizens Property Insurance Corp. (cost: $7,000)      1.85        6/01/2013          7,020
                                                                                            ----------
            PERIODIC AUCTION RESET BONDS (0.4%)

            CALIFORNIA (0.4%)
    7,250   Statewide Communities Dev. Auth., acquired
              7/19/2006-8/08/2007, cost $7,250 (INS) (b),(d)      0.81        5/15/2029          7,032
                                                                                            ----------
            VARIABLE-RATE DEMAND NOTES (24.1%)

            ARKANSAS (1.2%)
   25,035   Northwest Regional Airport Auth. (LOC -
              Regions Bank)                                       0.97        2/01/2027         25,035
                                                                                            ----------
            CALIFORNIA (3.8%)
    6,835   Anaheim Public Financing Auth. (LIQ)(INS) (c)         0.75       10/01/2014          6,835
    1,500   Irvine (LOC - KBC Bank, N.V.)                         0.81        9/02/2032          1,500
    8,000   Irvine Reassessment District No. 04-20 (LOC -
              KBC Bank, N.V.)                                     0.81        9/02/2050          8,000
   10,000   Norwalk-La Mirada USD (LIQ) (c)                       0.80        8/01/2027         10,000
   14,985   State (LIQ)(LOC - Dexia Credit Local) (c)             2.25        8/01/2027         14,985
   18,000   State (LIQ)(LOC - Dexia Credit Local) (c)             2.25        8/01/2027         18,000
   18,000   Victorville Joint Powers Financing Auth. (LOC -
              BNP Paribas)                                        2.95        5/01/2040         18,000
                                                                                            ----------
                                                                                                77,320
                                                                                            ----------
            COLORADO (1.8%)
   16,980   Broomfield Urban Renewal Auth. (LOC - BNP
              Paribas)                                            1.10       12/01/2030         16,980
   15,000   Denver Health and Hospital Auth. (LIQ)(LOC -
              Bank of America, N.A.) (c)                          1.00       12/01/2033         15,000

================================================================================

11  | USAA Tax Exempt Short-Term Fund

================================================================================

PRINCIPAL                                                                                       MARKET
AMOUNT                                                          COUPON            FINAL          VALUE
(000)       SECURITY                                              RATE         MATURITY          (000)
------------------------------------------------------------------------------------------------------
$   5,395   Lowry Economic Redevelopment Auth. (LOC -
              Compass Bank)                                       1.00%      12/01/2020     $    5,395
                                                                                            ----------
                                                                                                37,375
                                                                                            ----------
            CONNECTICUT (0.9%)
   19,000   Health and Educational Facilities Auth. (LOC -
              KBC Bank N.V.)                                      1.75        7/01/2024         19,000
                                                                                            ----------
            GEORGIA (0.2%)
    4,000   La Grange Dev. Auth.                                  5.00       10/01/2012          4,000
                                                                                            ----------
            IDAHO (1.0%)
   19,885   American Falls Reservoir District                     0.75        2/01/2025         19,885
                                                                                            ----------
            ILLINOIS (3.7%)
    4,900   Health Facilities Auth. (LIQ)(LOC - Bank of
                 America, N.A.) (c)                               1.00        5/15/2024          4,900
   34,100   State (LIQ)                                           3.00       10/01/2033         34,100
   15,210   Vernon Hills (INS)(LOC - Societe Generale)            1.25        1/01/2016         15,210
   20,760   Woodridge (INS)(LOC - Societe Generale)               1.25        7/01/2020         20,760
                                                                                            ----------
                                                                                                74,970
                                                                                            ----------
            KENTUCKY (0.6%)
   12,000   State Property & Buildings Commission
              (LIQ)(LOC - Dexia Credit Local) (c)                 2.30        8/01/2021         12,000
                                                                                            ----------
            LOUISIANA (1.6%)
   13,770   Lafayette (LIQ) (c)                                   1.01       11/01/2028         13,770
   18,000   St. James Parish (LOC - Natixis S.A.)                 1.48       11/01/2039         18,000
                                                                                            ----------
                                                                                                31,770
                                                                                            ----------
            NEW JERSEY (1.3%)
   19,505   EDA (LIQ)(LOC - Dexia Credit Local) (c)               2.50        9/01/2022         19,505
    8,000   State Turnpike Auth. (LOC - Societe Generale)         1.85        1/01/2018          8,000
                                                                                            ----------
                                                                                                27,505
                                                                                            ----------
            NEW YORK (2.0%)
    2,610   Dormitory Auth. (LIQ)(LOC - Dexia Credit Local) (c)   2.30        5/15/2022          2,610
    1,800   Housing Finance Agency (LOC - Landesbank
              Hessen-Thuringen)                                   1.00       11/01/2037          1,800
    3,000   Housing Finance Agency (LOC - Landesbank
              Baden-Wurttemberg)                                  1.30       11/01/2041          3,000
    8,100   Metropolitan Transportation Auth. (LOC - KBC
              Bank, N.V.)                                         1.05       11/01/2025          8,100
    8,200   New York City (LOC - KBC Bank N.V.)                   1.00        8/01/2038          8,200
   16,370   Urban Dev. Corp. (LIQ)(LOC - Dexia Credit
              Local) (c)                                          2.30        3/15/2024         16,370
                                                                                            ----------
                                                                                                40,080
                                                                                            ----------
            NORTH CAROLINA (0.7%)
   15,000   Person County Industrial Facilities and Pollution
              Control Financing Auth. (LOC - Credit
              Industriel et Commercial S.A.)                      2.40       11/01/2035         15,000
                                                                                            ----------
            OHIO (0.4%)
    8,945   Housing Finance Agency (INS)(LOC - Societe
              Generale)                                           1.25        9/01/2026          8,945
                                                                                            ----------

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL                                                                                       MARKET
AMOUNT                                                          COUPON            FINAL          VALUE
(000)       SECURITY                                              RATE         MATURITY          (000)
------------------------------------------------------------------------------------------------------
            PENNSYLVANIA (2.6%)
$   9,100   Berks County IDA (NBGA)                               3.50%       7/01/2016     $    9,100
   15,355   Cumberland County Municipal Auth. (LOC -
              KBC Bank N.V.)                                      1.58        1/01/2041         15,355
   15,500   Delaware Valley Regional Finance Auth. (LOC -
              Bayerische Landesbank)                              1.75        8/01/2016         15,500
   13,400   Delaware Valley Regional Finance Auth. (LOC -
              Bayerische Landesbank)                              1.25       12/01/2020         13,400
                                                                                            ----------
                                                                                                53,355
                                                                                            ----------
            PUERTO RICO (0.5%)
   10,000   Sales Tax Financing Corp. (LIQ) (c)                   0.98        8/01/2057         10,000
                                                                                            ----------
            TEXAS (1.1%)
    2,685   North East ISD (LIQ)(NBGA) (c)                        2.34        2/01/2028          2,685
   15,000   San Antonio (INS)(LIQ) (c)                            0.85        5/15/2028         15,000
    4,460   Weslaco Health Facilities Dev. Corp. (LOC -
              Compass Bank)                                       0.76        6/01/2038          4,460
                                                                                            ----------
                                                                                                22,145
                                                                                            ----------
            WASHINGTON (0.7%)
   13,880   Housing Finance Commission (LOC - HSH
              Nordbank A.G.)                                      1.75        3/01/2036         13,880
                                                                                            ----------
            Total Variable-Rate Demand Notes (cost: $492,265)                                  492,265
                                                                                            ----------

            TOTAL INVESTMENTS (COST: $1,962,629)                                            $2,020,723
                                                                                            ==========

================================================================================

13  | USAA Tax Exempt Short-Term Fund

================================================================================

($ IN 000s)
                                                    VALUATION HIERARCHY
                                                    -------------------
                                        (LEVEL 1)
                                      QUOTED PRICES      (LEVEL 2)
                                        IN ACTIVE          OTHER         (LEVEL 3)
                                         MARKETS        SIGNIFICANT     SIGNIFICANT
                                      FOR IDENTICAL     OBSERVABLE      UNOBSERVABLE
ASSETS                                    ASSETS           INPUTS          INPUTS                TOTAL
------------------------------------------------------------------------------------------------------
  Fixed-Rate Instruments              $          --     $ 1,014,720     $         --     $   1,014,720
  Put Bonds                                      --         499,686               --           499,686
  Adjustable-Rate Notes                          --           7,020               --             7,020
  Periodic Auction Reset Bonds                   --           7,032               --             7,032
  Variable-Rate Demand Notes                     --         492,265               --           492,265
------------------------------------------------------------------------------------------------------
Total                                 $          --     $ 2,020,723     $         --     $   2,020,723
------------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                PERIODIC AUCTION RESET BONDS
---------------------------------------------------------------------------------------------
Balance as of March 31, 2011                                                          $7,050
Purchases                                                                                  -
Sales                                                                                 (7,254)
Transfers into Level 3                                                                     -
Transfers out of Level 3                                                                   -
Net realized gain (loss)                                                             (16,246)
Change in net unrealized appreciation/depreciation                                    16,450
---------------------------------------------------------------------------------------------
Balance as of December 31, 2011                                                           $-
---------------------------------------------------------------------------------------------

For the period of April 1, 2011, through December 31, 2011, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

December 31, 2011 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA Tax Exempt Short-Term Fund (the Fund), which is classified as diversified under the 1940 Act.

On November 29, 2011, the Board of Trustees of the USAA Mutual Funds Trust approved the transfer of certain services and related agreements, including investment advisory, subadvisory, administrative, and other related services agreements currently provided by USAA Investment Management Company to an affiliated, newly-created and registered investment adviser, USAA Asset Management Company. The effective date of this transfer is scheduled to occur on or about January 1, 2012.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

================================================================================

15  | USAA Tax Exempt Short-Term Fund

================================================================================

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include variable-rate demand notes which are valued at amortized cost. All other level 2 securities are valued based on methods discussed in Note A1.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of December 31, 2011, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of December 31, 2011, were $59,710,000 and $1,616,000, respectively, resulting in net unrealized appreciation of $58,094,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,040,596,000 at December 31, 2011, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

================================================================================

                                        Notes to Portfolio of Investments |   16

================================================================================

SPECIFIC NOTES

(a) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(b) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at December 31, 2011, was $11,074,000, which represented 0.5% of the Fund's net assets.
(c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(d) Security was fair valued at December 31, 2011, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(e) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at December 31, 2011.

================================================================================

17  | USAA Tax Exempt Short-Term Fund


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.








                              SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended DECEMBER 31, 2011

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:      02/27/2012
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:      02/27/2012
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:      02/27/2012
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.